Warrant Liabilities - Schedule of Exercise Price for Purchase Warrants (Details)	Jun. 30, 2026 $ / shares
First Closing of First Tranche [Member]
Schedule of Exercise Price for Purchase Warrants [Line Items]
Exercise price	$ 4.71
Second Closing of First Tranche [Member]
Schedule of Exercise Price for Purchase Warrants [Line Items]
Exercise price	4.47
Third Closing of First Tranche [Member]
Schedule of Exercise Price for Purchase Warrants [Line Items]
Exercise price	3.25
First Closing of Second Tranche [Member]
Schedule of Exercise Price for Purchase Warrants [Line Items]
Exercise price	1.7
Second Closing of Second Tranche [Member]
Schedule of Exercise Price for Purchase Warrants [Line Items]
Exercise price	$ 1.18